STOCK BASED COMPENSATION (Narrative) (Details)	12 Months Ended
Dec. 31, 2015 USD ($) yr shares
Stock Based Compensation 1	15.00%
Stock Based Compensation 2	15.00%
Stock Based Compensation 3 | shares	16,140,214
Stock Based Compensation 4	25.00%
Stock Based Compensation 5	25.00%
Stock Based Compensation 6	$ 357,040
Stock Based Compensation 7 | yr	0.5
Stock Based Compensation 8	2,459,460
Stock Based Compensation 9	$ 0.50